Income Tax Expense - Schedule of Reconciliation of Tax Expense and Profit Before Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Profit before tax	$ 157,697	$ 173,871	$ 171,239
Tax at statutory tax rate of 16.5%	26,020	28,689	28,254
Tax effect of foreign tax jurisdictions	108	34
Tax effect of two-tiered profit tax rate	(21)	(21)	(21)
Tax effect of non-taxable income	(31,954)	(15,604)	(12,328)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(1,412)	(2,591)	(2,669)
Tax effect of non-deductible expenses	4,743	2,265	202
Tax effect of unrecognized temporary difference		(1)	(1)
Overprovision in prior year	(800)
Tax effect of tax loss not recognized	6,637
Utilization of tax losses previously not recognized		(7)	(4)
Withholding tax on the dividend income	993	641	626
Income tax expense	$ 4,314	$ 13,405	$ 14,059